Summary of Significant Accounting Policies (Details) - Schedule of disaggregated revenue - USD ($)	3 Months Ended	7 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of disaggregated revenue [Abstract]
Appliance sales		$ 7,563,547
Other sales		61,675
Total revenue	$ 1,120,224	$ 7,625,222